Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 5,173,000	$ 3,725,000	$ 9,963,000	$ 7,695,000	$ 16,483,184	$ 14,107,681
Cost of revenues	2,761,000	2,195,000	5,426,000	4,785,000	9,689,527	9,428,454
Gross profit	2,412,000	1,530,000	4,537,000	2,910,000	6,793,657	4,679,227
Operating expenses:
General and administrative	3,220,000	2,276,000	6,749,000	5,144,000	11,566,585	10,861,392
Sales and marketing	1,728,000	819,000	3,302,000	2,058,000	4,397,834	3,583,285
Research and development	1,499,000	985,000	2,925,000	2,476,000	4,521,583	6,977,259
Total operating expenses	6,447,000	4,080,000	12,976,000	9,678,000	20,486,002	21,421,936
Loss from operations	(4,035,000)	(2,550,000)	(8,439,000)	(6,768,000)	(13,692,345)	(16,742,709)
Other income (expenses):
Interest expense	(605,000)	(439,000)	(1,296,000)	(795,000)	(1,453,022)	(2,812,361)
Interest income	3,000	3,000	7,000	3,000	10,835	6,268
Other income (expenses)		27,000	187,000	(137,000)	(469,184)	1,050,461
Total other income (expenses), net	(602,000)	(409,000)	(1,102,000)	(929,000)	(1,911,371)	(1,755,632)
Net loss	(4,637,000)	(2,959,000)	(9,541,000)	(7,697,000)	(15,603,716)	(18,498,341)
Other comprehensive (loss) income:
Foreign exchange translation adjustment	(1,000)	(11,000)	3,000	(12,000)	(10,762)	6,903
Total comprehensive loss	$ (4,638,000)	$ (2,970,000)	$ (9,538,000)	$ (7,709,000)	$ (15,614,478)	$ (18,491,438)
Net loss per share of common stock, basic and diluted (in Dollars per share)	$ (0.17)	$ (3.54)	$ (0.35)	$ (9.21)	$ (2.22)	$ (22.24)
Weighted average shares of common stock outstanding, basic and diluted (in Shares)	27,020,437	835,429	26,941,215	835,313	7,033,670	831,590